May 2, 2003

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:   Nationwide VLI Separate Account-5
           Nationwide Life Insurance Company
           SEC File No.  333-46338
           CIK No. 0001065898

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VLI Separate Account-5 and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 5 to the Registration statement for the Company and the Separate Account, which became effective May 1, 2003.

Please contact the undersigned at (614) 249-6235 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ John S. Kreighbaum

John S. (Scott) Kreighbaum
Variable Products Securities Counsel

cc:  file